Consolidated Statements of Operations and Comprehensive Income In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY
Revenues:
Online game services	$ 749,157	4,944,439	3,368,689	2,498,518
Advertising services	95,941	633,209	383,560	405,887
Wireless value-added services and others	12,446	82,141	71,202	71,719
Total revenues	857,544	5,659,789	3,823,451	2,976,124
Business tax benefit/(expense)	(23,048)	(152,120)	(66,504)	108,460
Net revenues	834,496	5,507,669	3,756,947	3,084,584
Cost of revenues	(272,552)	(1,798,841)	(972,374)	(578,690)
Gross profit	561,944	3,708,828	2,784,573	2,505,894
Operating expenses:
Selling and marketing expenses	(99,542)	(656,976)	(351,661)	(232,487)
General and administrative expenses	(28,730)	(189,621)	(165,205)	(137,118)
Research and development expenses	(48,171)	(317,929)	(244,272)	(221,726)
Total operating expenses	(176,443)	(1,164,526)	(761,138)	(591,331)
Operating profit	385,501	2,544,302	2,023,435	1,914,563
Other income (expenses):
Investment income	44	290	354	1,518
Interest income	21,364	141,001	128,168	144,805
Exchange gains (losses)	(13,560)	(89,488)	9,617	(167,102)
Other, net	(2,975)	(19,634)	(10,934)	3,552
Income before tax	390,374	2,576,471	2,150,640	1,897,336
Income tax	(52,189)	(344,446)	(313,861)	(300,673)
Net income	338,185	2,232,025	1,836,779	1,596,663
Net loss attributable to non-controlling interests	568	3,747	13,657	25
Net income attributable to the NetEase.com, Inc.'s shareholders	338,753	2,235,772	1,850,436	1,596,688
Comprehensive income	$ 338,753	2,235,772	1,850,436	1,596,688
Net income per share, basic (in CNY and dollars per share)	$ 0.10	0.69	0.57	0.51
Net income per ADS, basic (in CNY and dollars per share)	$ 2.61	17.22	14.34	12.81
Net income per share, diluted (in CNY and dollars per share)	$ 0.10	0.69	0.57	0.49
Net income per ADS, diluted (in CNY and dollars per share)	$ 2.60	17.14	14.24	12.34
Weighted average number of ordinary shares outstanding, basic (in shares)	3,246,426	3,246,426	3,225,250	3,117,117
Weighted average number of ADS outstanding, basic (in shares)	129,857	129,857	129,010	124,685
Weighted average number of ordinary shares outstanding, diluted (in shares)	3,261,886	3,261,886	3,248,983	3,234,214
Weighted average number of ADS outstanding, diluted (in shares)	130,475	130,475	129,959	129,369